S-K 1602(a)(3) Forepart, Sponsor Compensation	Mar. 12, 2026 USD ($) $ / shares shares
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	450,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,225
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.0065
Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	2,683,333
Over-Allotment Option [Member] | Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	3,183,333